GOING CONCERN AND LIQUIDITY (Details Textuals) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Accounting Policies [Abstract]
Working capital	$ (527,606)		$ (527,606)
Net loss attributable to Omagine, Inc.	$ (705,441)	$ (607,209)	$ (1,423,858)	$ (952,851)	$ (1,804,451)